Income Taxes - Components of the Net Deferred Tax Asset Included in Other Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Assets:
Deferred compensation	$ 970,000	$ 895,000
Allowance for loan losses	2,266,000	1,909,000
Postretirement benefits	108,000	119,000
Subordinated loan interest	22,000	23,000
Investment securities	77,000	1,002,000
Loan origination fees	0	35,000
Held-to-maturity securities	14,000	21,000
Stock-based compensation	101,000	166,000
Community service activities	22,000	153,000
Other	587,000	374,000
Total	4,167,000	4,697,000
Liabilities:
Prepaid pension	(1,331,000)	(1,157,000)
Depreciation	(1,667,000)	(1,441,000)
Accretion	(118,000)	(177,000)
Intangible assets	(1,004,000)	(1,004,000)
Mortgage servicing rights	(5,000)	(4,000)
Prepaid expenses and transaction fees	(103,000)	(69,000)
Loan origination fees	(29,000)	0
Total	(4,257,000)	(3,852,000)
Deferred tax assets liabilities, net before valuation allowance	(90,000)	845,000
Less: deferred tax asset valuation allowance	(136,000)	0
Net deferred tax (liability) asset	$ (226,000)
Net deferred tax (liability) asset		$ 845,000